Net Interest Expense - Net Interest Expense (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense [Line Items]
Interest cost	301	296	294
Interest capitalized to Properties	(15)	(13)	(15)
Interest expense	286	283	279
Interest income	(4)	(5)	(3)
Net interest expense	282	278	276